UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
2/29/16 (Unaudited)

COMMON STOCKS (95.3%)(a)
			Shares	Value

Advertising and marketing services (0.1%)

Lions Gate Entertainment Corp.			662	$13,968

Publicis Groupe SA (France)			291	17,957

				31,925
Aerospace and defense (2.4%)

Airbus Group SE (France)			317	20,530

B/E Aerospace, Inc.			1,853	80,828

BAE Systems PLC (United Kingdom)			1,204	8,551

Bharat Electronics, Ltd. (India)			1,336	20,095

Boeing Co. (The)			5,162	610,045

Cubic Corp.			408	14,337

General Dynamics Corp.			631	85,986

Northrop Grumman Corp.			126	24,220

Orbital ATK, Inc.			1,098	91,968

Raytheon Co.			1,360	168,436

Spirit AeroSystems Holdings, Inc. Class A(NON)			1,821	83,766

Thales SA (France)			118	9,384

				1,218,146
Agriculture (—%)

Adecoagro SA (Argentina)(NON)			1,204	15,700

Andersons, Inc. (The)			191	5,128

				20,828
Airlines (1.5%)

Allegiant Travel Co.			51	8,358

ANA Holdings, Inc. (Japan)			29,000	81,846

Delta Air Lines, Inc.			10,674	514,914

easyJet PLC (United Kingdom)			377	7,883

International Consolidated Airlines Group SA (Spain)			5,188	39,484

Qantas Airways, Ltd. (Australia)			8,313	22,835

Ryanair Holdings PLC ADR (Ireland)			557	46,326

Turk Hava Yollari AO (Turkey)(NON)			5,171	12,720

Virgin America, Inc.(NON)			413	12,881

				747,247
Automotive (1.2%)

CAR, Inc. (China)(NON)			24,000	27,400

Fiat Chrysler Automobiles NV (Italy)			4,507	30,840

Fuji Heavy Industries, Ltd. (Japan)			2,900	94,532

Kia Motors Corp. (South Korea)			559	20,914

Lear Corp.			1,965	199,153

Mazda Motor Corp. (Japan)			2,300	31,847

Peugeot SA (France)(NON)			2,635	39,577

Suzuki Motor Corp. (Japan)			400	9,953

Tata Motors, Ltd. (India)(NON)			4,445	19,523

Valeo SA (France)			294	40,727

Visteon Corp.			1,304	91,176

				605,642
Banking (6.2%)

Access National Corp.			237	4,408

Banc of California, Inc.			310	4,752

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			549	11,732

Banco Santander SA (Spain)			7,208	28,996

Bank Hapoalim BM (Israel)			5,964	29,138

Bank of New York Mellon Corp. (The)			10,189	360,589

Barclays PLC (United Kingdom)			5,355	12,653

BNP Paribas SA/New York, NY (France)			2,547	117,627

BofI Holding, Inc.(NON)			617	11,433

Cardinal Financial Corp.			456	8,783

Citigroup, Inc.			17,495	679,681

Citizens & Northern Corp.			283	5,632

Credit Suisse Group AG (Switzerland)			1,166	15,621

Customers Bancorp, Inc.(NON)			703	15,923

Dubai Islamic Bank PJSC (United Arab Emirates)			17,300	30,065

East West Bancorp, Inc.			271	8,122

Farmers Capital Bank Corp.(NON)			219	5,630

FCB Financial Holdings, Inc. Class A(NON)			508	15,245

Financial Institutions, Inc.			301	7,983

First BanCorp. (Puerto Rico)(NON)			4,588	12,296

First Community Bancshares, Inc.			293	5,303

FirstMerit Corp.			358	7,028

Flushing Financial Corp.			320	6,608

Grupo Financiero Banorte SAB de CV (Mexico)			5,067	25,575

Hanmi Financial Corp.			622	12,956

Heartland Financial USA, Inc.			195	5,733

Horizon Bancorp			239	5,784

JPMorgan Chase & Co.			14,725	829,018

MainSource Financial Group, Inc.			451	9,336

Meta Financial Group, Inc.			171	7,078

Opus Bank			283	9,130

Pacific Premier Bancorp, Inc.(NON)			301	6,186

PacWest Bancorp			120	3,862

Peoples Bancorp, Inc.			282	5,031

Popular, Inc. (Puerto Rico)			2,376	62,964

Regions Financial Corp.			12,101	91,000

Renasant Corp.			281	8,773

Republic Bancorp, Inc. Class A			177	4,533

Resona Holdings, Inc. (Japan)			21,400	74,550

Sberbank of Russia PJSC ADR (Russia)			7,798	47,301

Societe Generale SA (France)			1,361	47,231

State Street Corp.			1,861	101,946

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,500	97,583

Talmer Bancorp, Inc. Class A			557	9,358

United Community Banks, Inc.			311	5,383

Wells Fargo & Co.			5,103	239,433

Western Alliance Bancorp(NON)			337	10,016

Woori Bank (South Korea)			1,062	7,470

				3,132,478
Basic materials (0.1%)

Sumitomo Metal Mining Co., Ltd. (Japan)			3,000	32,079

				32,079
Beverage (2.6%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			213	23,750

Coca-Cola Amatil, Ltd. (Australia)			6,578	39,968

Coca-Cola Enterprises, Inc.			4,123	200,007

Dr. Pepper Snapple Group, Inc.			4,938	451,975

Fomento Economico Mexicano, SAB de CV ADR (Mexico)			246	23,023

Grape King Bio, Ltd. (Taiwan)			4,000	22,381

PepsiCo, Inc.			5,429	531,065

Vina Concha y Toro SA (Chile)			18,949	31,656

				1,323,825
Biotechnology (3.3%)

AMAG Pharmaceuticals, Inc.(NON)			1,132	29,749

Amgen, Inc.			4,533	644,955

Applied Genetic Technologies Corp.(NON)			306	4,061

Ardelyx, Inc.(NON)			630	6,086

ARIAD Pharmaceuticals, Inc.(NON)			632	3,451

Celldex Therapeutics, Inc.(NON)			290	1,972

Dynavax Technologies Corp.(NON)			438	7,061

Emergent BioSolutions, Inc.(NON)			390	13,194

FivePrime Therapeutics, Inc.(NON)			197	6,416

Gilead Sciences, Inc.			7,610	663,973

Halozyme Therapeutics, Inc.(NON)			317	2,577

Incyte Corp.(NON)			2,922	214,767

Ionis Pharmaceuticals, Inc.(NON)			76	2,627

Ligand Pharmaceuticals, Inc.(NON)			55	5,075

Medicines Co. (The)(NON)			86	2,766

Merrimack Pharmaceuticals, Inc.(NON)			725	4,198

Neurocrine Biosciences, Inc.(NON)			298	10,960

Novavax, Inc.(NON)			363	1,583

OncoMed Pharmaceuticals, Inc.(NON)			146	1,391

Prothena Corp. PLC (Ireland)(NON)			310	9,870

Repligen Corp.(NON)			218	5,609

Sage Therapeutics, Inc.(NON)			72	2,117

Tokai Pharmaceuticals, Inc.(NON)			179	1,140

Ultragenyx Pharmaceutical, Inc.(NON)			36	2,196

				1,647,794
Broadcasting (1.9%)

CJ E&M Corp. (South Korea)(NON)			420	25,312

Cyfrowy Polsat SA (Poland)(NON)			5,095	29,284

Discovery Communications, Inc. Class A(NON)(S)			17,686	442,150

Entravision Communications Corp. Class A			1,532	11,827

Gray Television, Inc.(NON)			1,188	13,710

ITV PLC (United Kingdom)			27,831	95,647

Liberty Media Corp. Class A(NON)			2,043	72,772

MSG Networks, Inc. Class A(NON)			1,292	21,215

Nexstar Broadcasting Group, Inc. Class A			159	7,104

ProSiebenSat.1 Media SE (Germany)			388	19,905

Sinclair Broadcast Group, Inc. Class A			335	10,341

Sirius XM Holdings, Inc.(NON)(S)			51,776	192,607

Zee Entertainment Enterprises, Ltd. (India)			2,411	13,113

				954,987
Building materials (0.5%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)			376	13,942

Masco Corp.			8,263	233,017

PGT, Inc.(NON)			1,711	16,922

				263,881
Cable television (0.2%)

Sky PLC (United Kingdom)			7,004	100,985

				100,985
Capital goods (—%)

Stoneridge, Inc.(NON)			707	8,512

				8,512
Chemicals (2.1%)

Aceto Corp.			215	4,612

Yara International ASA (Norway)			492	19,036

American Vanguard Corp.			920	11,601

Asahi Kasei Corp. (Japan)			2,000	11,264

Axalta Coating Systems, Ltd.(NON)			3,102	80,528

BASF SE (Germany)			1,951	127,533

Braskem SA Class A (Preference) (Brazil)			4,100	26,036

Cabot Corp.			662	29,479

Cambrex Corp.(NON)			315	12,150

Ems-Chemie Holding AG (Switzerland)			95	44,023

Evonik Industries AG (Germany)			989	29,829

Incitec Pivot, Ltd. (Australia)			14,040	29,176

Innophos Holdings, Inc.			169	4,898

Innospec, Inc.			235	10,199

Kraton Performance Polymers, Inc.(NON)			222	3,812

Kuraray Co., Ltd. (Japan)			1,800	19,612

Lotte Chemical Corp. (South Korea)			92	23,720

LSB Industries, Inc.(NON)			356	2,079

LyondellBasell Industries NV Class A			6,175	495,297

Minerals Technologies, Inc.			251	12,756

Mitsubishi Gas Chemical Co., Inc. (Japan)			2,000	9,307

Nitto Denko Corp. (Japan)			400	21,041

Orion Engineered Carbons SA (Luxembourg)			559	7,183

				1,035,171
Commercial and consumer services (1.7%)

Adecco SA (Switzerland)			912	52,801

CEB, Inc.			75	4,070

Ctrip.com International, Ltd. ADR (China)(NON)			623	25,493

Dai Nippon Printing Co., Ltd. (Japan)			11,000	94,244

Deluxe Corp.			417	23,940

Ennis, Inc.			378	7,462

Flight Centre Travel Group, Ltd. (Australia)(S)			1,127	33,313

Global Payments, Inc.			3,650	222,468

Industrivarden AB Class A (Sweden)			5,778	98,712

Landauer, Inc.			331	9,622

LifeLock, Inc.(NON)			322	3,552

Modetour Network, Inc. (South Korea)			793	18,369

Pitney Bowes, Inc.			401	7,266

Quanta Services, Inc.(NON)			5,365	108,856

RE/MAX Holdings, Inc. Class A			494	15,838

Securitas AB Class B (Sweden)			3,487	52,179

ServiceMaster Global Holdings, Inc.(NON)			1,949	73,926

				852,111
Communications equipment (0.2%)

Ciena Corp.(NON)			250	5,125

Cisco Systems, Inc.			4,137	108,307

Plantronics, Inc.			277	10,388

				123,820
Computers (3.8%)

A10 Networks, Inc.(NON)			1,384	8,525

Apigee Corp.(NON)			605	3,539

Apple, Inc.			14,927	1,443,269

Aspen Technology, Inc.(NON)			188	6,198

Blackbaud, Inc.			169	9,554

Brocade Communications Systems, Inc.			6,364	63,195

Fujitsu, Ltd. (Japan)			3,000	10,938

Gigamon, Inc.(NON)			115	3,148

HCL Technologies, Ltd. (India)			1,798	21,419

Imprivata, Inc.(NON)			605	6,982

inContact, Inc.(NON)			945	8,760

Infinera Corp.(NON)			303	4,754

Ixia(NON)			794	9,060

Lexmark International, Inc. Class A			150	4,653

MTS Systems Corp.			75	4,121

Netscout Systems, Inc.(NON)			67	1,385

Nuance Communications, Inc.(NON)			3,691	72,011

Otsuka Corp. (Japan)			200	9,864

QAD, Inc. Class A			374	7,319

Qualys, Inc.(NON)			144	3,596

Synchronoss Technologies, Inc.(NON)			132	3,697

VeriFone Systems, Inc.(NON)			231	5,519

Verint Systems, Inc.(NON)			168	5,969

Xerox Corp.			22,770	218,820

				1,936,295
Conglomerates (0.1%)

Siemens AG (Germany)			424	39,374

				39,374
Construction (0.5%)

Beacon Roofing Supply, Inc.(NON)			376	13,574

Cemex Latam Holdings SA (Colombia)(NON)			5,110	16,646

Cemex SAB de CV ADR (Mexico)(NON)			3,573	19,794

Chicago Bridge & Iron Co. NV			290	9,727

China State Construction International Holdings, Ltd. (China)			18,000	27,717

Continental Building Products, Inc.(NON)			871	14,702

IRB Infrastructure Developers, Ltd. (India)			7,153	22,574

Mota-Engil SGPS SA (Portugal)(S)			8,814	15,053

Patrick Industries, Inc.(NON)			422	18,648

Promotora y Operadora de Infraestructura SAB de CV (Mexico)			2,498	28,907

Royal Boskalis Westminster NV (Netherlands)			634	22,943

Siam Cement PCL (The) (Thailand)			2,250	27,909

Total Bangun Persada Tbk PT (Indonesia)			412,200	17,104

Trex Co., Inc.(NON)			92	3,962

U.S. Concrete, Inc.(NON)			254	13,653

				272,913
Consumer (0.6%)

Basso Industry Corp. (Taiwan)			16,000	32,415

Clorox Co. (The)			1,712	216,431

Scotts Miracle-Gro Co. (The) Class A			552	38,099

Tumi Holdings, Inc.(NON)			344	6,794

				293,739
Consumer finance (1.0%)

Cardtronics, Inc.(NON)			324	10,925

Encore Capital Group, Inc.(NON)			207	4,813

Federal Agricultural Mortgage Corp. Class C			221	7,171

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			14,100	60,554

Nelnet, Inc. Class A			370	13,912

PennyMac Financial Services, Inc. Class A(NON)			404	5,014

PRA Group, Inc.(NON)			181	4,416

Synchrony Financial(NON)			14,256	384,199

				491,004
Consumer goods (1.3%)

Amorepacific Group (South Korea)			241	27,519

Avon Products, Inc.			603	2,297

Coty, Inc. Class A			397	11,307

Edgewell Personal Care Co.			462	35,320

Energizer Holdings, Inc.			1,043	40,614

Estee Lauder Cos., Inc. (The) Class A			2,509	229,147

Kao Corp. (Japan)			1,800	90,547

LG Household & Health Care, Ltd. (South Korea)			71	49,748

Reckitt Benckiser Group PLC (United Kingdom)			496	45,141

Svenska Cellulosa AB SCA Class B (Sweden)			511	15,176

Unilever NV ADR (Netherlands)			1,229	52,543

Unilever PLC (United Kingdom)			836	35,782

				635,141
Consumer services (0.3%)

Ashtead Group PLC (United Kingdom)			1,692	21,501

Geo Group, Inc. (The)(R)			1,193	34,645

Interpark Holdings Corp. (South Korea)			1,718	12,997

JD.com, Inc. ADR (China)(NON)			831	21,365

Liberty Ventures Ser. A(NON)			1,745	64,024

Shutterfly, Inc.(NON)			56	2,489

TrueBlue, Inc.(NON)			257	5,898

				162,919
Containers (0.6%)

Berry Plastics Group, Inc.(NON)			436	13,573

Crown Holdings, Inc.(NON)			5,838	273,510

Owens-Illinois, Inc.(NON)			438	6,552

				293,635
Distribution (0.1%)

ITOCHU Corp. (Japan)			2,600	30,513

SpartanNash Co.			443	12,160

				42,673
Electric utilities (2.3%)

AES Corp.			5,379	52,714

American Electric Power Co., Inc.			283	17,475

E.ON SE (Germany)			4,353	39,735

Endesa SA (Spain)			2,546	45,826

Enel SpA (Italy)			11,785	47,031

Entergy Corp.			6,566	474,131

Iberdrola SA (Spain)			18,290	118,205

Korea Electric Power Corp. (South Korea)			1,088	51,727

Power Grid Corp. of India, Ltd. (India)			12,613	23,961

PPL Corp.			7,570	264,874

RWE AG (Germany)			2,559	29,378

Talen Energy Corp.(NON)			789	5,018

Tokyo Electric Power Co., Inc. (Japan)(NON)			4,000	20,203

				1,190,278
Electrical equipment (0.3%)

ABB, Ltd. (Switzerland)			2,514	44,786

Allegion PLC (Ireland)			1,084	68,292

Boer Power Holdings, Ltd. (China)			11,000	17,551

Littelfuse, Inc.			119	13,521

OSRAM Licht AG (Germany)			689	32,112

				176,262
Electronics (2.9%)

Agilent Technologies, Inc.			5,528	206,471

Ambarella, Inc.(NON)			115	5,336

Brother Industries, Ltd. (Japan)			800	8,707

Casetek Holdings, Ltd. (Taiwan)			9,000	48,686

Cavium, Inc.(NON)			114	6,782

CEVA, Inc.(NON)			519	10,178

Cirrus Logic, Inc.(NON)			313	11,027

DSP Group, Inc.(NON)			1,164	10,045

EnerSys			306	15,716

GenMark Diagnostics, Inc.(NON)			649	3,213

Hollysys Automation Technologies, Ltd. (China)			868	16,327

Hon Hai Precision Industry Co., Ltd. (Taiwan)			15,000	35,140

Hoya Corp. (Japan)			2,600	93,615

Intersil Corp. Class A			649	8,288

Jabil Circuit, Inc.			516	10,759

L-3 Communications Holdings, Inc.			2,791	327,412

Lattice Semiconductor Corp.(NON)			2,707	17,135

Mellanox Technologies, Ltd. (Israel)(NON)			218	11,077

Mentor Graphics Corp.			849	16,216

Microsemi Corp.(NON)			199	6,891

Monolithic Power Systems, Inc.			128	7,560

Murata Manufacturing Co., Ltd. (Japan)			300	35,866

NVIDIA Corp.			10,106	316,924

ON Semiconductor Corp.(NON)			1,507	12,644

Plexus Corp.(NON)			367	13,355

QLogic Corp.(NON)			1,727	22,261

Samsung Electronics Co., Ltd. (South Korea)			74	70,346

Sanmina Corp.(NON)			357	7,354

Semtech Corp.(NON)			182	3,487

Silicon Laboratories, Inc.(NON)			76	3,135

SK Hynix, Inc. (South Korea)			941	22,773

Skyworth Digital Holdings, Ltd. (China)			46,719	26,317

Synaptics, Inc.(NON)			202	16,404

Techtronic Industries Co., Ltd. (Hong Kong)			4,000	15,362

Wasion Group Holdings, Ltd. (China)			24,000	11,095

Woodward, Inc.			413	19,390

				1,473,294
Energy (oil field) (1.9%)

Halliburton Co.			7,138	230,415

Schlumberger, Ltd.			10,155	728,317

				958,732
Energy (other) (0.2%)

Vestas Wind Systems A/S (Denmark)			1,704	114,824

				114,824
Engineering and construction (0.5%)

ACS Actividades de Construccion y Servicios SA (Spain)			1,204	31,067

Argan, Inc.			438	14,134

KBR, Inc.			3,736	51,669

Matrix Service Co.(NON)			358	6,584

Vinci SA (France)			1,883	129,668

				233,122
Entertainment (0.3%)

Carmike Cinemas, Inc.(NON)			550	12,067

Cedar Fair LP			223	13,144

Live Nation Entertainment, Inc.(NON)			484	10,643

Marriott Vacations Worldwide Corp.			160	9,688

National CineMedia, Inc.			1,047	15,653

Regal Entertainment Group Class A			823	16,205

Six Flags Entertainment Corp.			1,573	80,003

				157,403
Environmental (0.1%)

MSA Safety, Inc.			114	4,978

Tetra Tech, Inc.			768	21,143

				26,121
Financial (2.1%)

3i Group PLC (United Kingdom)			16,085	97,118

Bolsa Mexicana de Valores SAB de CV (Mexico)			22,032	30,405

Broadridge Financial Solutions, Inc.			846	47,486

CoreLogic, Inc.(NON)			1,008	34,867

E.Sun Financial Holding Co., Ltd. (Taiwan)			62,000	31,947

HSBC Holdings PLC (United Kingdom)			16,543	105,053

Mitsubishi UFJ Financial Group, Inc. (Japan)			19,600	84,003

Mizuho Financial Group, Inc. (Japan)			69,800	102,231

Morgan Stanley			13,712	338,686

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			30,292	39,962

ORIX Corp. (Japan)			5,500	71,543

SBI Holdings, Inc. (Japan)			3,500	31,761

UBS Group AG (Switzerland)			726	11,062

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)(NON)			6,165	17,829

WageWorks, Inc.(NON)			94	4,528

				1,048,481
Food (1.9%)

Bunge, Ltd.			3,244	161,292

Cal-Maine Foods, Inc.			225	12,011

Campbell Soup Co.			3,322	205,134

ConAgra Foods, Inc.			6,076	255,557

Farmer Bros. Co.(NON)			166	4,376

Gruma SAB de CV Class B (Mexico)			1,148	18,367

John B. Sanfilippo & Son, Inc.			415	28,884

Kwality, Ltd. (India)(NON)			9,813	13,051

Nestle SA (Switzerland)			1,433	100,372

Pinnacle Foods, Inc.			457	19,738

Sanderson Farms, Inc.			210	19,165

Uni-President Enterprises Corp. (Taiwan)			11,000	18,994

WH Group, Ltd. 144A (Hong Kong)(NON)			91,000	52,882

X5 Retail Group NV GDR (Russia)(NON)			1,607	29,756

				939,579
Forest products and packaging (0.8%)

Amcor, Ltd. (Australia)			4,522	45,233

Domtar Corp.			266	9,361

Graphic Packaging Holding Co.			5,844	72,057

KapStone Paper and Packaging Corp.			573	5,868

Mondi PLC (South Africa)			1,009	17,969

Sealed Air Corp.			3,609	165,040

Suzano Papel e Celulose SA Ser. A (Preference) (Brazil)			7,140	29,338

UPM-Kymmene OYJ (Finland)			2,960	49,861

				394,727
Gaming and lottery (0.1%)

Aristocrat Leisure, Ltd. (Australia)			3,933	28,084

Penn National Gaming, Inc.(NON)			475	6,574

TABCORP Holdings, Ltd. (Australia)			2,604	7,994

				42,652
Health-care services (3.6%)

AmerisourceBergen Corp.			5,590	484,206

AmSurg Corp.(NON)			193	13,134

Anthem, Inc.			3,507	458,330

Cardinal Health, Inc.			2,734	223,368

Centene Corp.(NON)			116	6,607

Charles River Laboratories International, Inc.(NON)			1,363	100,085

Chemed Corp.			236	30,326

Health Net, Inc.(NON)			289	17,982

HealthSouth Corp.			395	13,916

INC Research Holdings, Inc. Class A(NON)			176	6,984

Kindred Healthcare, Inc.			404	4,246

McKesson Corp.			1,475	229,540

Mediclinic International PLC (South Africa)(NON)			1,479	17,192

Medipal Holdings Corp. (Japan)			5,600	85,656

Molina Healthcare, Inc.(NON)			44	2,730

Omega Healthcare Investors, Inc.(R)			527	16,896

Portola Pharmaceuticals, Inc.(NON)			89	2,507

Providence Service Corp. (The)(NON)			228	10,832

Select Medical Holdings Corp.			1,043	10,211

Suzuken Co., Ltd. (Japan)			1,800	58,421

Triple-S Management Corp. Class B (Puerto Rico)(NON)			273	7,158

WellCare Health Plans, Inc.(NON)			63	5,662

				1,805,989
Homebuilding (0.1%)

Taylor Wimpey PLC (United Kingdom)			11,720	30,282

Thor Industries, Inc.			394	21,820

				52,102
Household furniture and appliances (0.1%)

Coway Co., Ltd. (South Korea)			329	25,943

Ethan Allen Interiors, Inc.			650	18,545

				44,488
Insurance (4.0%)

Ageas (Belgium)			380	14,021

AIA Group, Ltd. (Hong Kong)			6,400	32,587

Allianz SE (Germany)			702	104,664

Allied World Assurance Co. Holdings AG			1,419	45,961

Allstate Corp. (The)			5,000	317,300

American Equity Investment Life Holding Co.			581	7,902

American Financial Group, Inc.			587	39,376

Amtrust Financial Services, Inc.			609	14,890

Aspen Insurance Holdings, Ltd.			652	29,138

AXA SA (France)			3,167	69,594

BB Seguridade Participacoes SA (Brazil)			4,200	25,228

Cathay Financial Holding Co., Ltd. (Taiwan)			25,000	27,812

CNO Financial Group, Inc.			619	10,789

CNP Assurances (France)			4,412	64,947

Delta Lloyd NV (Netherlands)			1,323	8,192

Dongbu Insurance Co., Ltd. (South Korea)			487	26,553

Employers Holdings, Inc.			773	21,458

Essent Group, Ltd.(NON)			223	4,293

Federated National Holding Co.			786	18,785

Genworth Financial, Inc. Class A(NON)			1,197	2,538

HCI Group, Inc.			341	11,983

Heritage Insurance Holdings, Inc.			794	15,499

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			1,009	25,064

Lincoln National Corp.			4,150	151,600

Maiden Holdings, Ltd. (Bermuda)			508	6,081

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			626	123,609

NN Group NV (Netherlands)			1,150	35,272

Prudential Financial, Inc.			5,850	386,627

Reinsurance Group of America, Inc.			540	48,654

Swiss Life Holding AG (Switzerland)			194	47,144

Swiss Re AG (Switzerland)			1,460	129,218

United Insurance Holdings Corp.			1,130	22,046

Voya Financial, Inc.			4,041	118,644

				2,007,469
Investment banking/Brokerage (1.0%)

Ameriprise Financial, Inc.			2,019	169,495

Daiwa Securities Group, Inc. (Japan)			2,000	11,763

E*Trade Financial Corp.(NON)			6,857	160,865

Investor AB Class B (Sweden)			3,282	108,922

Lazard, Ltd. Class A			329	11,574

Nomura Holdings, Inc. (Japan)			6,200	26,001

Oppenheimer Holdings, Inc. Class A			327	4,630

				493,250
Leisure (0.1%)

Brunswick Corp.			237	10,082

Malibu Boats, Inc. Class A(NON)			602	9,301

MCBC Holdings, Inc.(NON)			530	7,038

Smith & Wesson Holding Corp.(NON)			978	24,802

				51,223
Lodging/Tourism (0.1%)

Central Plaza Hotel PCL (Thailand)			15,900	17,515

Galaxy Entertainment Group, Ltd. (Hong Kong)			3,000	10,049

Marcus Corp. (The)			388	7,248

SJM Holdings, Ltd. (Hong Kong)			22,000	13,451

TUI AG (London Exchange) (Germany)			1,416	20,974

				69,237
Machinery (0.6%)

Altra Industrial Motion Corp.			377	9,165

BWX Technologies, Inc.			1,405	44,820

Hyster-Yale Materials Handling, Inc.			79	4,670

Kadant, Inc.			258	9,848

Mitsubishi Electric Corp. (Japan)			7,000	70,534

Roper Technologies, Inc.			1,001	168,098

Sandvik AB (Sweden)			1,024	9,303

				316,438
Manufacturing (0.6%)

AZZ, Inc.			139	7,020

Carlisle Cos., Inc.			542	48,867

Chase Corp.			115	5,407

Fabrinet (Thailand)(NON)			839	23,953

IDEX Corp.			621	46,674

Leggett & Platt, Inc.			1,939	86,596

MasTec, Inc.(NON)			1,208	20,512

Samchuly Bicycle Co., Ltd. (South Korea)			1,271	21,434

Standex International Corp.			119	8,381

Trinseo SA(NON)(S)			889	26,501

				295,345
Media (0.5%)

Lagardere SCA (France)			2,407	69,340

Naspers, Ltd. Class N (South Africa)			573	67,934

Viacom, Inc. Class B			3,301	121,642

				258,916
Medical technology (1.2%)

Accuray, Inc.(NON)			704	3,555

AtriCure, Inc.(NON)			278	4,606

Bruker Corp.(NON)			1,338	34,761

C.R. Bard, Inc.			1,314	252,787

Conmed Corp.			242	9,617

Entellus Medical, Inc.(NON)			183	2,930

Globus Medical, Inc. Class A(NON)			297	7,217

Greatbatch, Inc.(NON)			364	13,759

Grifols SA (Spain)			548	11,930

Hologic, Inc.(NON)			3,564	123,421

ICU Medical, Inc.(NON)			263	24,170

Insulet Corp.(NON)			222	6,802

MiMedx Group, Inc.(NON)(S)			665	5,473

Myriad Genetics, Inc.(NON)			131	4,585

OraSure Technologies, Inc.(NON)			1,916	12,856

RadNet, Inc.(NON)			1,007	5,740

Rockwell Medical, Inc.(NON)			860	8,256

Spectranetics Corp. (The)(NON)			321	4,552

STAAR Surgical Co.(NON)			482	3,003

STERIS PLC (United Kingdom)			88	5,660

Surgical Care Affiliates, Inc.(NON)			426	17,266

TransEnterix, Inc.(NON)(S)			1,516	4,866

West Pharmaceutical Services, Inc.			318	19,722

Zeltiq Aesthetics, Inc.(NON)			331	7,623

				595,157
Metals (0.7%)

EVA Precision Industrial Holdings, Ltd. (China)			202,000	29,441

Fortescue Metals Group, Ltd. (Australia)(S)			19,924	29,035

Glencore PLC (United Kingdom)			18,402	33,776

Mitsubishi Materials Corp. (Japan)			12,000	33,657

Newcrest Mining, Ltd. (Australia)(NON)			3,720	46,909

Nippon Steel & Sumitomo Metal Corp. (Japan)			900	15,473

NN, Inc.			610	7,735

Reliance Steel & Aluminum Co.			866	52,731

Rio Tinto PLC (United Kingdom)			1,784	46,760

ThyssenKrupp AG (Germany)			1,917	32,584

voestalpine AG (Austria)			634	18,233

				346,334
Natural gas utilities (0.5%)

Centrica PLC (United Kingdom)			9,473	27,202

ENI SpA (Italy)			700	9,791

UGI Corp.			5,808	214,664

Vectren Corp.			575	26,174

				277,831
Oil and gas (3.5%)

BP PLC (United Kingdom)			23,522	114,040

California Resources Corp.			878	494

Callon Petroleum Co.(NON)			1,092	6,967

CVR Energy, Inc.			969	22,917

Diamondback Energy, Inc.(NON)			62	4,418

Exxon Mobil Corp.			749	60,032

Gulfport Energy Corp.(NON)			159	3,816

HollyFrontier Corp.			2,471	83,569

Northern Oil and Gas, Inc.(NON)(S)			1,224	4,088

Occidental Petroleum Corp.			9,342	642,916

OMV AG (Austria)			4,190	109,458

Questar Corp.			1,391	34,455

Repsol YPF SA (Spain)			3,139	32,234

Royal Dutch Shell PLC Class A (United Kingdom)			2,726	62,040

Royal Dutch Shell PLC Class B (United Kingdom)			2,590	58,864

Statoil ASA (Norway)			7,113	103,295

Tesoro Corp.			959	77,372

Total SA (France)			2,428	108,785

Valero Energy Corp.			3,400	204,272

Whiting Petroleum Corp.(NON)			140	561

Woodside Petroleum, Ltd. (Australia)			1,799	32,544

				1,767,137
Pharmaceuticals (4.2%)

AbbVie, Inc.			279	15,236

ACADIA Pharmaceuticals, Inc.(NON)			246	4,246

Akorn, Inc.(NON)			186	4,946

Anacor Pharmaceuticals, Inc.(NON)			54	3,444

Aralez Pharmaceuticals, Inc. (Canada)(NON)			1,830	10,376

Astellas Pharma, Inc. (Japan)			4,400	63,096

AstraZeneca PLC (United Kingdom)			1,630	92,472

Aurobindo Pharma, Ltd. (India)			5,291	50,666

Biospecifics Technologies Corp.(NON)			122	4,331

Cadila Healthcare, Ltd. (India)			3,414	15,687

Cardiome Pharma Corp. (Canada)(NON)			2,352	12,277

Catalent, Inc.(NON)			216	5,242

Depomed, Inc.(NON)			196	2,995

DexCom, Inc.(NON)			157	10,214

Eagle Pharmaceuticals, Inc.(NON)			83	5,261

GlaxoSmithKline PLC (United Kingdom)			4,421	85,850

Hikma Pharmaceuticals PLC (United Kingdom)			751	19,606

Hua Han Health Industry Holdings, Ltd. (China)			96,000	9,862

Hypermarcas SA (Brazil)(NON)			4,380	27,487

Immune Design Corp.(NON)			193	1,932

Impax Laboratories, Inc.(NON)			89	2,909

Inotek Pharmaceuticals Corp.(NON)			468	3,192

Insys Therapeutics, Inc.(NON)			299	5,227

Jazz Pharmaceuticals PLC(NON)			333	40,486

Lannett Co., Inc.(NON)			512	12,882

Merck KGaA (Germany)			366	31,128

Novartis AG (Switzerland)			1,300	92,781

Novo Nordisk A/S Class B (Denmark)			743	38,183

Ophthotech Corp.(NON)			163	7,342

Otsuka Holdings Company, Ltd. (Japan)			400	14,098

Pacira Pharmaceuticals, Inc.(NON)			156	8,114

Pfizer, Inc.			26,710	792,486

PharMerica Corp.(NON)			352	8,135

Prestige Brands Holdings, Inc.(NON)			195	9,536

Richter Gedeon Nyrt (Hungary)			2,012	35,705

Roche Holding AG (Switzerland)			528	135,242

Sanofi (France)			1,913	151,370

Shire PLC (United Kingdom)			249	12,993

Sucampo Pharmaceuticals, Inc. Class A(NON)			531	6,983

Supernus Pharmaceuticals, Inc.(NON)			315	3,950

TESARO, Inc.(NON)			269	10,884

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			729	40,532

Trevena, Inc.(NON)			386	3,231

uniQure NV (Netherlands)(NON)			202	2,834

Zoetis, Inc.			5,232	214,826

				2,130,275
Power producers (—%)

Concord New Energy Group, Ltd. (China)			460,000	19,812

				19,812
Publishing (0.3%)

News Corp. Class A			6,075	65,732

Toppan Printing Co., Ltd. (Japan)			5,000	42,123

Wolters Kluwer NV (Netherlands)			1,141	43,062

				150,917
Railroads (0.1%)

Aurizon Holdings, Ltd. (Australia)			5,083	14,772

Central Japan Railway Co. (Japan)			300	53,510

				68,282
Real estate (3.4%)

AG Mortgage Investment Trust, Inc.(R)			136	1,677

Agree Realty Corp.(R)			262	9,707

American Capital Agency Corp.(R)			6,318	114,166

Annaly Capital Management, Inc.(R)			13,912	140,929

Apollo Commercial Real Estate Finance, Inc.(R)			379	5,856

Arbor Realty Trust, Inc.(R)			1,482	10,078

Arlington Asset Investment Corp. Class A			164	1,986

ARMOUR Residential REIT, Inc.(R)			91	1,752

Ashford Hospitality Prime, Inc.(R)			34	334

Ashford Hospitality Trust, Inc.(R)			902	4,988

Brandywine Realty Trust(R)			563	6,931

Campus Crest Communities, Inc.(NON)(R)			1,205	8,423

CBL & Associates Properties, Inc.(R)			345	3,978

CBRE Group, Inc. Class A(NON)			7,031	178,658

Chimera Investment Corp.(R)			3,686	48,029

China Overseas Land & Investment, Ltd. (China)			12,000	35,562

Communications Sales & Leasing, Inc.(R)			921	17,361

Community Healthcare Trust, Inc.(R)			407	7,314

CYS Investments, Inc.(R)			464	3,638

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			36,409	26,926

Dexus Property Group (Australia)(R)			7,477	40,200

EPR Properties(R)			138	8,588

Equity Lifestyle Properties, Inc.(R)			502	35,220

First Industrial Realty Trust(R)			292	6,284

General Growth Properties(R)			4,838	133,142

Hersha Hospitality Trust(R)			254	5,113

Invesco Mortgage Capital, Inc.(R)			222	2,511

Investors Real Estate Trust(R)			679	4,169

Jones Lang LaSalle, Inc.			1,065	108,705

Kawasan Industri Jababeka Tbk PT (Indonesia)			1,040,647	18,050

Kerry Properties, Ltd. (Hong Kong)			12,000	28,158

Lexington Realty Trust(R)			1,307	10,116

LTC Properties, Inc.(R)			317	14,087

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			23,908	30,185

Megaworld Corp. (Philippines)			332,000	25,079

MFA Financial, Inc.(R)			6,954	47,357

National Health Investors, Inc.(R)			329	20,697

New World Development Co., Ltd. (Hong Kong)			51,000	42,690

Nomura Real Estate Holdings, Inc. (Japan)			500	8,914

One Liberty Properties, Inc.(R)			307	6,518

Persimmon PLC (United Kingdom)			2,027	61,256

Post Properties, Inc.(R)			113	6,297

Ramco-Gershenson Properties Trust(R)			378	6,350

Realogy Holdings Corp.(NON)			3,299	105,469

RMR Group, Inc. (The) Class A(NON)			3	68

Select Income REIT(R)			239	4,928

Simon Property Group, Inc.(R)			375	71,149

Sovran Self Storage, Inc.(R)			46	4,896

Starwood Property Trust, Inc.(R)			4,503	78,983

Summit Hotel Properties, Inc.(R)			828	8,951

Sun Hung Kai Properties, Ltd. (Hong Kong)			1,000	11,151

Surya Semesta Internusa Tbk PT (Indonesia)			295,400	14,466

Two Harbors Investment Corp.(R)			4,957	38,417

Universal Health Realty Income Trust(R)			62	3,214

Wheelock and Co., Ltd. (Hong Kong)			17,000	67,026

				1,706,697
Regional Bells (0.1%)

Cincinnati Bell, Inc.(NON)			4,524	15,653

Frontier Communications Corp.			2,036	11,015

				26,668
Restaurants (0.8%)

Brinker International, Inc.			284	14,143

Papa John's International, Inc.			143	8,315

Starbucks Corp.			6,974	405,957

				428,415
Retail (7.6%)

Amazon.com, Inc.(NON)			584	322,672

BGF retail Co., Ltd. (South Korea)			64	8,410

Big Lots, Inc.			220	8,899

Caleres, Inc.			459	13,008

Children's Place, Inc. (The)			153	10,425

Coach, Inc.			305	11,877

Dillards, Inc. Class A			141	11,800

DSW, Inc. Class A			355	9,301

Express, Inc.(NON)			678	11,682

GNC Holdings, Inc. Class A			303	8,629

Grupo Comercial Chedraui SA de CV (Mexico)			9,816	25,988

Home Depot, Inc. (The)			6,332	785,928

Hyundai Department Store Co., Ltd. (South Korea)			169	18,487

Industria de Diseno Textil SA (Inditex) (Spain)			1,482	45,840

J Sainsbury PLC (United Kingdom)			9,039	31,834

KAR Auction Services, Inc.			2,679	94,863

Kingfisher PLC (United Kingdom)			19,602	90,635

Koninklijke Ahold NV (Netherlands)			5,027	110,033

Kroger Co. (The)			6,331	252,670

Liberty Interactive Corp. Class A(NON)			4,804	121,926

Lowe's Cos., Inc.			8,719	588,794

Marks & Spencer Group PLC (United Kingdom)			9,361	55,123

METRO AG (Germany)			710	17,409

Next PLC (United Kingdom)			132	12,409

NIKE, Inc. Class B			4,478	275,800

Nutraceutical International Corp.(NON)			195	4,785

Poya International Co., Ltd. (Taiwan)			3,000	30,242

Puregold Price Club, Inc. (Philippines)			24,800	17,729

Shimamura Co., Ltd. (Japan)			200	22,033

Steven Madden, Ltd.(NON)			285	10,032

Vista Outdoor, Inc.(NON)			106	5,226

Wal-Mart Stores, Inc.			10,665	707,516

Wolverine World Wide, Inc.			425	8,045

Woolworths, Ltd. (Australia)			1,148	18,709

World Fuel Services Corp.			703	32,907

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			3,500	12,466

				3,814,132
Schools (0.1%)

Bright Horizons Family Solutions, Inc.(NON)			156	9,886

Grand Canyon Education, Inc.(NON)			357	13,916

ITT Educational Services, Inc.(NON)			184	541

New Oriental Education & Technology Group, Inc. ADR (China)			955	29,729

				54,072
Semiconductor (1.0%)

Advanced Energy Industries, Inc.(NON)			783	23,357

Cypress Semiconductor Corp.(NON)			1,831	14,611

Integrated Device Technology, Inc.(NON)			190	3,690

Maxim Integrated Products, Inc.			5,580	188,939

MKS Instruments, Inc.			360	11,844

Power Integrations, Inc.			131	6,004

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			32,000	144,034

Teradyne, Inc.			6,247	119,193

Tessera Technologies, Inc.			467	13,767

				525,439
Shipping (1.1%)

Aegean Marine Petroleum Network, Inc. (Greece)			1,172	8,403

AP Moeller - Maersk A/S (Denmark)			53	69,296

DHT Holdings, Inc. (Bermuda)			752	4,384

Scorpio Tankers, Inc.			1,021	6,351

United Parcel Service, Inc. Class B			3,888	375,386

XPO Logistics, Inc.(NON)(S)			182	4,506

Yangzijiang Shipbuilding Holdings, Ltd. (China)			110,400	71,190

				539,516
Software (3.8%)

2U, Inc.(NON)			284	6,347

Amdocs, Ltd.			3,159	179,305

GungHo Online Entertainment, Inc. (Japan)(S)			12,900	30,611

IntraLinks Holdings, Inc.(NON)			411	3,193

Intuit, Inc.			3,091	298,714

Manhattan Associates, Inc.(NON)			141	7,792

Microsoft Corp.			23,818	1,211,860

MobileIron, Inc.(NON)			1,016	3,424

Nexon Co., Ltd. (Japan)			1,700	25,373

Proofpoint, Inc.(NON)			207	9,696

Rovi Corp.(NON)			398	9,066

SYNNEX Corp.			151	14,199

Tencent Holdings, Ltd. (China)			6,400	116,541

Veeva Systems, Inc. Class A(NON)			290	7,044

				1,923,165
Staffing (0.1%)

Barrett Business Services, Inc.			90	3,145

Kforce, Inc.			552	8,799

Korn/Ferry International			283	8,043

Monster Worldwide, Inc.(NON)			1,478	4,404

On Assignment, Inc.(NON)			271	8,946

Paylocity Holding Corp.(NON)			118	3,495

Team Health Holdings, Inc.(NON)			97	4,323

				41,155
Technology (—%)

CACI International, Inc. Class A(NON)			70	6,763

Tech Data Corp.(NON)			94	6,619

				13,382
Technology services (3.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			1,036	71,287

Alphabet, Inc. Class A(NON)			908	651,236

AtoS SE (France)			166	12,048

AVG Technologies NV (Netherlands)(NON)			489	9,359

Computer Sciences Corp.			4,826	139,037

CSG Systems International, Inc.			432	16,399

CSRA, Inc.			610	15,830

eBay, Inc.(NON)			20,788	494,754

Ingram Micro, Inc. Class A			1,684	60,287

Leidos Holdings, Inc.			3,528	152,480

MAXIMUS, Inc.			101	4,966

NCSoft Corp. (South Korea)			164	31,793

PChome Online, Inc. (Taiwan)			2,000	20,999

Perficient, Inc.(NON)			471	8,502

Tyler Technologies, Inc.(NON)			71	8,543

Web.com Group, Inc.(NON)			673	12,215

Yandex NV Class A (Russia)(NON)			1,435	18,540

				1,728,275
Telecommunications (1.8%)

BT Group PLC (United Kingdom)			12,675	85,122

CalAmp Corp.(NON)			742	13,564

China Mobile, Ltd. (China)			9,500	100,634

Cogent Communications Holdings, Inc.			296	10,863

Eutelsat Communications SA (France)			1,173	35,515

Inteliquent, Inc.			601	10,229

InterDigital, Inc./PA			225	11,189

Iridium Communications, Inc.(NON)			333	2,308

Juniper Networks, Inc.			12,105	298,994

Mobile Telesystems PJSC ADR (Russia)			3,654	25,578

NeuStar, Inc. Class A(NON)			264	6,566

NTT DoCoMo, Inc. (Japan)			3,400	79,034

Orange SA (France)			4,676	80,703

ShoreTel, Inc.(NON)			845	6,245

Spok Holdings, Inc.			338	5,989

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			122,900	30,073

Telenor ASA (Norway)			1,872	27,889

Telstra Corp., Ltd. (Australia)			13,140	49,253

Ubiquiti Networks, Inc.(NON)			144	4,704

Vodafone Group PLC (United Kingdom)			8,520	25,905

				910,357
Telephone (2.2%)

Deutsche Telekom AG (Germany)			4,006	67,176

IDT Corp. Class B			289	3,766

KDDI Corp. (Japan)			1,700	43,220

Nippon Telegraph & Telephone Corp. (Japan)			1,700	72,752

Verizon Communications, Inc.			17,807	903,349

				1,090,263
Textiles (0.6%)

Carter's, Inc.			1,977	200,923

G&K Services, Inc. Class A			158	10,475

G-III Apparel Group, Ltd.(NON)			386	20,362

Oxford Industries, Inc.			134	9,732

Taiwan Paiho, Ltd. (Taiwan)			14,000	33,797

Welspun India, Ltd. (India)			1,344	15,936

				291,225
Tire and rubber (0.3%)

Cie Generale des Etablissements Michelin (France)			797	71,671

Continental AG (Germany)			334	67,070

Cooper Tire & Rubber Co.			449	17,646

Goodyear Tire & Rubber Co. (The)			211	6,355

				162,742
Tobacco (0.9%)

Altria Group, Inc.			3,184	196,039

British American Tobacco PLC (United Kingdom)			889	48,391

Imperial Tobacco Group PLC (United Kingdom)			2,675	138,268

Swedish Match AB (Sweden)			1,733	55,802

Vector Group, Ltd.			578	13,427

				451,927
Transportation services (0.3%)

ComfortDelgro Corp., Ltd. (Singapore)			27,000	57,789

Deutsche Post AG (Germany)			1,346	32,024

Grupo Aeroportuario del Pacifico SAB de CV (Mexico)			1,771	14,022

Matson, Inc.			117	4,691

Royal Mail PLC (United Kingdom)			6,590	41,379

TAV Havalimanlari Holding AS (Turkey)			2,196	12,912

Universal Truckload Services, Inc.			39	611

				163,428
Trucks and parts (0.5%)

Allison Transmission Holdings, Inc.			6,749	159,816

American Axle & Manufacturing Holdings, Inc.(NON)			704	10,292

Cooper-Standard Holding, Inc.(NON)			202	14,797

Douglas Dynamics, Inc.			187	3,658

JTEKT Corp (Japan)			1,100	14,947

Miller Industries, Inc.			308	5,963

S&T Motiv Co., Ltd. (South Korea)			343	21,361

Wabash National Corp.(NON)			1,319	15,472

				246,306
Waste Management (0.3%)

Waste Connections, Inc.			2,594	159,972

				159,972
Water Utilities (0.1%)

China Water Affairs Group, Ltd. (China)			68,000	29,812

				29,812

Total common stocks (cost $48,644,687)				$48,079,749

INVESTMENT COMPANIES (1.1%)(a)
			Shares	Value

Hercules Capital, Inc.			527	$5,876

Medley Capital Corp.			1,136	6,566

Solar Capital, Ltd.			451	7,780

SPDR S&P 500 ETF Trust(S)			2,389	462,415

SPDR S&P MidCap 400 ETF Trust			266	64,662

Total investment companies (cost $546,140)				$547,299

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	4/5/17	$0.00	538	$15,606

China Fortune Land Development Co., Ltd. 144A (China)	9/12/17	0.00	4,300	14,699

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	7,200	20,048

Kweichow Moutai Co., Ltd. 144A (China)	11/10/16	0.00	500	16,413

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	6,200	21,269

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/30/16	0.00	8,307	23,980

Total warrants (cost $127,200)				$112,015

SHORT-TERM INVESTMENTS (5.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)		Shares	972,519	$972,519

Putnam Short Term Investment Fund 0.41%(AFF)		Shares	1,554,584	1,554,584

U.S. Treasury Bills 0.28%, May 12, 2016(SEGSF)			$59,000	58,966

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGSF)			136,000	135,968

Total short-term investments (cost $2,722,062)				$2,722,037

TOTAL INVESTMENTS

Total investments (cost $52,040,089)(b)				$51,461,100

FORWARD CURRENCY CONTRACTS at 2/29/16 (aggregate face value $8,478,678) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/20/16	$24,926	$25,020	$94
	British Pound	Buy	3/16/16	48,438	49,118	(680)
	British Pound	Sell	3/16/16	48,438	48,999	561
	Canadian Dollar	Sell	4/20/16	47,156	45,888	(1,268)
	Euro	Buy	3/16/16	20,678	23,505	(2,827)
	Hong Kong Dollar	Sell	5/18/16	60,676	60,519	(157)
	Japanese Yen	Buy	5/18/16	49,306	49,128	178
	Mexican Peso	Sell	4/20/16	16,255	13,764	(2,491)
	New Zealand Dollar	Buy	4/20/16	263	268	(5)
	Norwegian Krone	Sell	3/16/16	68,709	68,708	(1)
	South Korean Won	Sell	5/18/16	45,552	45,540	(12)
	Swedish Krona	Sell	3/16/16	27,368	27,682	314
Barclays Bank PLC
	Australian Dollar	Sell	4/20/16	25,780	25,805	25
	British Pound	Buy	3/16/16	22,965	25,022	(2,057)
	British Pound	Sell	3/16/16	22,966	22,874	(92)
	Canadian Dollar	Sell	4/20/16	27,865	27,118	(747)
	Euro	Buy	3/16/16	189,360	191,083	(1,723)
	Hong Kong Dollar	Sell	5/18/16	12,346	12,344	(2)
	Mexican Peso	Buy	4/20/16	13,135	14,377	(1,242)
	New Zealand Dollar	Buy	4/20/16	86,923	88,228	(1,305)
	Norwegian Krone	Sell	3/16/16	47,246	47,794	548
	Singapore Dollar	Sell	5/18/16	55,791	55,083	(708)
	Swedish Krona	Sell	3/16/16	27,368	27,843	475
Citibank, N.A.
	British Pound	Buy	3/16/16	118,173	122,291	(4,118)
	British Pound	Sell	3/16/16	118,173	117,695	(478)
	Canadian Dollar	Sell	4/20/16	28,826	28,057	(769)
	Danish Krone	Sell	3/16/16	32,187	31,531	(656)
	Euro	Buy	3/16/16	20,895	23,366	(2,471)
	Japanese Yen	Buy	5/18/16	110	103	7
	Mexican Peso	Sell	4/20/16	19,123	15,227	(3,896)
	New Zealand Dollar	Buy	4/20/16	74,177	73,268	909
	Singapore Dollar	Sell	5/18/16	1,419	1,357	(62)
	South African Rand	Buy	4/20/16	1,629	1,071	558
	South Korean Won	Sell	5/18/16	193	628	435
Credit Suisse International
	Australian Dollar	Buy	4/20/16	14,458	12,528	1,930
	British Pound	Buy	3/16/16	78,503	85,375	(6,872)
	Canadian Dollar	Sell	4/20/16	30,231	29,436	(795)
	Chinese Yuan (Offshore)	Sell	5/18/16	358,638	351,890	(6,748)
	Euro	Sell	3/16/16	50,496	48,860	(1,636)
	Hong Kong Dollar	Sell	5/18/16	96,094	95,910	(184)
	Japanese Yen	Buy	5/18/16	250,653	233,552	17,101
	New Taiwan Dollar	Sell	5/18/16	46,536	46,324	(212)
	New Zealand Dollar	Buy	4/20/16	6,504	6,628	(124)
	Norwegian Krone	Sell	3/16/16	58,115	56,645	(1,470)
	Swedish Krona	Buy	3/16/16	49,524	49,970	(446)
	Swedish Krona	Sell	3/16/16	49,524	50,026	502
	Swiss Franc	Buy	3/16/16	135,189	131,863	3,326
Deutsche Bank AG
	Czech Koruna	Sell	3/16/16	48,749	44,810	(3,939)
	Euro	Buy	3/16/16	47,231	47,367	(136)
	Euro	Sell	3/16/16	47,231	47,436	205
	Japanese Yen	Sell	5/18/16	2,176	1,568	(608)
	New Zealand Dollar	Buy	4/20/16	48,685	47,894	791
Goldman Sachs International
	Australian Dollar	Buy	4/20/16	4,912	4,933	(21)
	Canadian Dollar	Sell	4/20/16	20,695	17,446	(3,249)
	Euro	Buy	3/16/16	140,387	144,313	(3,926)
	Japanese Yen	Buy	5/18/16	246	3,827	(3,581)
	New Zealand Dollar	Buy	4/20/16	145,331	143,812	1,519
	Norwegian Krone	Buy	3/16/16	51,635	50,191	1,444
	Norwegian Krone	Sell	3/16/16	51,635	51,803	168
	Singapore Dollar	Sell	5/18/16	2,697	2,661	(36)
	South African Rand	Buy	4/20/16	1,623	1,325	298
	Swedish Krona	Sell	3/16/16	93,041	93,910	869
HSBC Bank USA, National Association
	British Pound	Buy	3/16/16	206,003	217,282	(11,279)
	Euro	Buy	3/16/16	100,230	102,244	(2,014)
	Euro	Sell	3/16/16	100,230	99,658	(572)
	Hong Kong Dollar	Sell	5/18/16	47,533	47,365	(168)
	Japanese Yen	Buy	5/18/16	67,878	63,251	4,627
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/20/16	75,774	75,114	(660)
	British Pound	Buy	3/16/16	48,578	50,141	(1,563)
	British Pound	Sell	3/16/16	48,578	49,350	772
	Canadian Dollar	Sell	4/20/16	57,431	55,264	(2,167)
	Euro	Sell	3/16/16	826,980	807,186	(19,794)
	Hong Kong Dollar	Sell	5/18/16	48,472	48,456	(16)
	Japanese Yen	Sell	5/18/16	678,734	629,096	(49,638)
	Mexican Peso	Buy	4/20/16	10,940	11,376	(436)
	New Zealand Dollar	Buy	4/20/16	131,862	131,866	(4)
	Norwegian Krone	Sell	3/16/16	62,286	62,387	101
	Singapore Dollar	Buy	5/18/16	29,032	29,257	(225)
	South Korean Won	Sell	5/18/16	28,206	28,847	641
	Swedish Krona	Buy	3/16/16	18,744	17,859	885
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/20/16	24,356	24,106	(250)
	British Pound	Buy	3/16/16	120,261	127,989	(7,728)
	British Pound	Sell	3/16/16	120,261	126,124	5,863
	Canadian Dollar	Buy	4/20/16	16,407	18,043	(1,636)
	Euro	Buy	3/16/16	186,530	189,315	(2,785)
	Euro	Sell	3/16/16	186,530	185,172	(1,358)
	Japanese Yen	Buy	5/18/16	50,371	46,960	3,411
	New Zealand Dollar	Buy	4/20/16	95,989	97,917	(1,928)
	Norwegian Krone	Sell	3/16/16	113,817	113,565	(252)
	Swedish Krona	Sell	3/16/16	29,237	29,536	299
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/20/16	18,625	17,346	(1,279)
	New Taiwan Dollar	Sell	5/18/16	46,536	46,283	(253)
	South Korean Won	Sell	5/18/16	570	579	9
UBS AG
	Australian Dollar	Buy	4/20/16	257,732	258,712	(980)
	British Pound	Buy	3/16/16	93,397	93,028	369
	British Pound	Sell	3/16/16	93,397	98,890	5,493
	Canadian Dollar	Sell	4/20/16	156,697	153,070	(3,627)
	Euro	Buy	3/16/16	370,666	362,831	7,835
	Japanese Yen	Buy	5/18/16	222,959	208,021	14,938
	New Zealand Dollar	Buy	4/20/16	46,451	47,680	(1,229)
WestPac Banking Corp.
	Australian Dollar	Sell	4/20/16	49,068	47,947	(1,121)
	Canadian Dollar	Sell	4/20/16	53,218	51,790	(1,428)
	Euro	Buy	3/16/16	61,161	61,581	(420)
	Japanese Yen	Buy	5/18/16	250,655	233,587	17,068

Total						$(81,992)

FUTURES CONTRACTS OUTSTANDING at 2/29/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	9	$287,258	Mar-16	$(30,130)
S&P 500 Index E-Mini (Long)	4	$385,900	Mar-16	(20,848)
S&P 500 Index E-Mini (Short)	3	289,425	Mar-16	15,628

Total				$(35,350)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	2,056	$—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	$(162)
shares	5,000	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	540
shares	500	—	12/15/20	1 month USD-LIBOR-BBA	Engro Corp., Ltd.	54

Total		$—	$432

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OAO	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,445,129.
(b)	The aggregate identified cost on a tax basis is $52,160,955, resulting in gross unrealized appreciation and depreciation of $3,663,175 and $4,363,030, respectively, or net unrealized depreciation of $699,855.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,617,817	$18,934,014	$18,997,247	$2,830	$1,554,584
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $972,519, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $933,238. Certain of these securities were sold prior to the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $119,664 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.1%
	Japan	4.0
	United Kingdom	3.4
	France	2.2
	Germany	1.6
	China	1.6
	Switzerland	1.3
	South Korea	1.0
	Taiwan	0.9
	Australia	0.9
	Spain	0.7
	Sweden	0.7
	Hong Kong	0.6
	Netherlands	0.6
	Mexico	0.5
	Other	3.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	At close of the reporting period, the fund has deposited assets valued at $85,000 in a segregated account to cover margin requirements on open futures contracts.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to sepcific securities, and to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $122,830 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $109,950 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,203,201	$898,851	$—
Capital goods	2,522,536	451,323	—
Communication services	1,330,012	798,261	—
Conglomerates	—	39,374	—
Consumer cyclicals	5,902,234	1,759,648	—
Consumer staples	3,435,829	1,079,317	—
Energy	2,104,609	736,084	—
Financials	6,541,031	2,338,348	—
Health care	5,174,469	1,004,746	—
Technology	6,932,143	791,527	—
Transportation	1,000,833	517,640	—
Utilities and power	1,055,050	462,683	—
Total common stocks	37,201,947	10,877,802	—
Investment companies	547,299	—	—
Warrants	—	112,015	—
Short-term investments	1,554,584	1,167,453	—

Totals by level	$39,303,830	$12,157,270	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(81,992)	$—
Futures contracts	(35,350)	—	—
Total return swap contracts	—	432	—

Totals by level	$(35,350)	$(81,560)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	94,568	176,560
Equity contracts	128,237	51,140

Total	$222,805	$227,700

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$28,000
Written equity option contracts (contract amount)		$31,000
Futures contracts (number of contracts)		90
Forward currency contracts (contract amount)		$60,100,000
OTC total return swap contracts (notional)		$33,000
Warrants (number of warrants)		110,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	—	—	—	—	—	594	—	—	—	—	—	—	—	594
	Futures contracts§	—	—	—	—	—	—	—	—	13,137	—	—	—	—	13,137
	Forward currency contracts#	1,147	1,048	1,909	22,859	996	4,298	4,627	2,399	—	9,573	9	28,635	17,068	94,568

	Total Assets	$1,147	$1,048	$1,909	$22,859	$996	$4,892	$4,627	$2,399	$13,137	$9,573	$9	$28,635	$17,068	$108,299

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	162	—	—	—	—	—	—	—	162
	Futures contracts§	—	—	—	—	—	—	—	—	13,552	—	—	—	—	13,552
	Forward currency contracts#	7,441	7,876	12,450	18,487	4,683	10,813	14,033	74,503	—	15,937	1,532	5,836	2,969	176,560

	Total Liabilities	$7,441	$7,876	$12,450	$18,487	$4,683	$10,975	$14,033	$74,503	$13,552	$15,937	$1,532	$5,836	$2,969	$190,274

	Total Financial and Derivative Net Assets	$(6,294)	$(6,828)	$(10,541)	$4,372	$(3,687)	$(6,083)	$(9,406)	$(72,104)	$(415)	$(6,364)	$(1,523)	$22,799	$14,099	$(81,975)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$(72,104)	$—	$—	$—	$—	$—
	Net amount	$(6,294)	$(6,828)	$(10,541)	$4,372	$(3,687)	$(6,083)	$(9,406)	$—	$(415)	$(6,364)	$(1,523)	$22,799	$14,099

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016